COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other commitments
Compensation costs paid	$ 739	$ 166
Future minimum compensation costs
2013	105
2014	86
2015	203
2016	194
2017	193
Thereafter	5,535
Total	$ 6,316
Minimum
Other commitments
Term of compensation agreements		5 years
Maximum
Other commitments
Term of compensation agreements		43 years